UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Daniel Bender     McLean, VA     February 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $121,164 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106     3608    94980 SH       SOLE                    94980
AMERICAN ORIENTAL BIOENGR IN   COM              028731107     2135   192700 SH       SOLE                   192700
AMERIPRISE FINL INC            COM              03076C106     1813    32900 SH       SOLE                    32900
ASHFORD HOSPITALITY TR INC     COM SHS          044103109     7368  1024760 SH       SOLE                  1024760
ASSURED GUARANTY LTD           COM              G0585R106     2519    94900 SH       SOLE                    94900
BEAR STEARNS COS INC           COM              073902108      992    11240 SH       SOLE                    11240
BOYD GAMING CORP               COM              103304101     2756    80900 SH       SOLE                    80900
CROWN HOLDINGS INC             COM              228368106     3323   129558 SH       SOLE                   129558
CVS CAREMARK CORPORATION       COM              126650100     2632    66223 SH       SOLE                    66223
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105    17746   749390 SH       SOLE                   749390
GARTNER INC                    COM              366651107     1364    77700 SH       SOLE                    77700
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     1163    15400 SH       SOLE                    15400
LOEWS CORP                     COM              540424108     1742    34600 SH       SOLE                    34600
MERITAGE HOMES CORP            COM              59001A102     6032   414013 SH       SOLE                   414013
NVR INC                        COM              62944T105     3527     6730 SH       SOLE                     6730
PENN NATL GAMING INC           COM              707569109     7196   120838 SH       SOLE                   120838
QUALCOMM INC                   COM              747525103     1527    38800 SH       SOLE                    38800
REPUBLIC AWYS HLDGS INC        COM              760276105    26257  1340325 0SH      SOLE                  1340325
RIVIERA HLDGS CORP             COM              769627100    18808   610651 SH       SOLE                   610651
VIACOM INC NEW                 CL B             92553P201     8656   197090 SH       SOLE                   197090